Investments and loan receivable (Tables)	12 Months Ended
Dec. 31, 2021
Investments and loan receivable
Schedule of investments and loan receivable

	At December 31,	At December 31,
	2021	2020
Loan receivable - current	$39.7	$—
	$39.7	$—

Equity investments	$235.1	$195.6
Loan receivable - non-current	—	37.1
Warrants	0.8	5.7
	$235.9	$238.4

Schedule of equity method investments

	At December 31,	At December 31,
	2021	2020
Labrador Iron Ore Royalty Corporation ("LIORC")	$187.4	$162.2
Other	47.7	33.4
	$235.1	$195.6

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	2021	2020
Gain on changes in the fair value of equity investments at FVTOCI	$26.0	$50.5
Income tax expense in other comprehensive income	(3.4)	(6.7)
Gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$22.6	$43.8